Property Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) - Classification of Assets as Held For Sale [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Assets reclassified to assets held for sale cost	$ 1,354	$ 3,733
Accumulated depreciation of property plant and equipment	$ 203	$ 3,443